united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 5/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2018

Par Value		Coupon Rate (%)	Maturity	Fair Value
	BONDS - 98.4%
	AEROSPACE - 1.6%
$78,000	Embraer Netherlands Finance BV	5.050	6/15/2025	$78,293
37,000	Embraer Netherlands Finance BV	5.400	2/1/2027	37,919
45,000	Rockwell Collins, Inc.	3.200	3/15/2024	43,555
				159,767
	AGRICULTURE - 2.9%
15,000	Philip Morris International Inc	2.125	5/10/2023	14,136
90,000	Reynolds American Inc	3.250	6/12/2020	90,122
90,000	Reynolds American Inc	4.000	6/12/2022	91,131
85,000	Reynolds American Inc	6.875	5/1/2020	90,707
				286,096
	AIRLINES - 1.0%
99,000	Delta Air Lines, Inc.	2.875	3/13/2020	98,503

	BANKS - 14.6%
100,000	Bank of America Corp., 3 mo. LIBOR + 1.04% (a)	3.419	12/20/2028	94,590
81,000	Bank of America Corp.	4.000	1/22/2025	80,320
93,000	Bank of America Corp.	4.450	3/3/2026	94,019
98,000	Bank of New York Mellon Corp.	2.600	8/17/2020	97,282
85,000	Bank of Nova Scotia	4.500	12/16/2025	85,379
75,000	Goldman Sachs Group, Inc.	2.000	4/25/2019	74,534
97,000	Goldman Sachs Group, Inc.	2.875	2/25/2021	95,985
15,000	Goldman Sachs Group, Inc.	3.500	11/16/2026	14,268
100,000	Kreditanstalt fuer Wiederaufbau	1.625	3/15/2021	97,090
100,000	Morgan Stanley	2.650	1/27/2020	99,464
99,000	Santander UK PLC	2.375	3/16/2020	97,743
99,000	Santander UK PLC	2.500	3/14/2019	98,873
98,000	State Street Corp	2.550	8/18/2020	97,519
105,000	State Street Corp	2.650	5/19/2026	98,431
95,000	State Street Corp	3.550	8/18/2025	94,852
100,000	Westpac Banking Corp	2.150	3/6/2020	98,657
				1,419,006
	BEVERAGES - 2.9%
94,000	Anheuser-Busch InBev Worldwide Inc	3.750	1/15/2022	95,778
95,000	Dr Pepper Snapple Group Inc	3.130	12/15/2023	91,487
95,000	PepsiCo Inc	3.100	7/17/2022	95,299
				282,564
	BIOTECHNOLOGY - 7.7%
95,000	Amgen Inc	1.900	5/10/2019	94,238
97,000	Biogen Inc	2.900	9/15/2020	96,705
95,000	Biogen Inc	3.625	9/15/2022	95,482
100,000	Celgene Corp	2.875	8/15/2020	99,447
95,000	Celgene Corp	3.550	8/15/2022	94,778
95,000	Gilead Sciences Inc	2.550	9/1/2020	94,286
96,000	Gilead Sciences Inc	3.250	9/1/2022	96,003
80,000	Gilead Sciences Inc	3.650	3/1/2026	79,363
				750,302
	COMMERCIAL SERVICES - 2.0%
96,000	Automatic Data Processing, Inc.	3.375	9/15/2025	95,658
97,000	S&P Global, Inc. #	3.300	8/14/2020	97,537
				193,195

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Par Value		Coupon Rate (%)	Maturity	Fair Value

	COMPUTERS - 4.0%
$95,000	Dell International LLC / EMC Corp	3.480	6/1/2019	$95,403
92,000	DXC Technology Co	4.250	4/15/2024	92,845
95,000	Hewlett Packard Enterprise Co	4.400	10/15/2022	98,142
100,000	International Business Machines Corp	1.800	5/17/2019	99,313
				385,703
	DIVERSIFIED FINANCIAL SERVIECES - 2.8%
95,000	American Express Credit Corp	1.875	5/3/2019	94,318
98,000	American Express Credit Corp	2.700	3/3/2022	96,193
85,000	BlackRock Inc	3.200	3/15/2027	82,409
				272,920
	ELECTRIC - 6.9%
96,000	DTE Energy Co	3.800	3/15/2027	94,745
93,000	Entergy Corp	4.000	7/15/2022	94,861
100,000	Exelon Corp	2.850	6/15/2020	99,479
95,000	Exelon Corp	3.497	6/1/2022	94,288
8,000	Exelon Generation Co LLC	2.950	1/15/2020	7,989
97,000	Exelon Generation Co LLC	3.400	3/15/2022	96,685
95,000	NSTAR Electric Co	3.200	5/15/2027	91,926
95,000	PSEG Power LLC	3.000	6/15/2021	94,253
				674,226
	ELECTRONICS - 1.9%
90,000	Flex Ltd	4.750	6/15/2025	92,537
90,000	Keysight Technologies Inc	4.550	10/30/2024	92,116
				184,653
	FOOD - 1.0%
98,000	McCormick & Co., Inc.	3.150	8/15/2024	94,693

	FOREST PRODUCTS & PAPER - 1.0%
90,000	Fibria Overseas Finance Ltd	5.500	1/17/2027	90,684

	HEALTHCARE-PRODUCTS - 4.3%
95,000	Abbott Laboratories	3.400	11/30/2023	94,496
95,000	Becton Dickinson and Co	2.133	6/6/2019	94,229
73,000	Medtronic Inc	2.500	3/15/2020	72,662
97,000	Medtronic Inc	3.150	3/15/2022	97,126
55,000	Medtronic Inc	3.500	3/15/2025	54,945
				413,458
	HEALTHCARE-SERVICES - 1.2%
18,000	Humana Inc	3.950	3/15/2027	17,836
95,000	UnitedHealth Group Inc	3.350	7/15/2022	95,775
				113,611
	INTERNET - 1.0%
95,000	eBay, Inc.	3.800	3/9/2022	96,379

	MACHINERY-DIVERSIFIED - 1.0%
90,000	CNH Industrial NV	4.500	8/15/2023	91,886
7,000	John Deere Capital Corp	2.800	3/6/2023	6,863
				98,749
	MEDIA - 1.9%
97,000	Comcast Corp.	3.000	2/1/2024	93,615
95,000	Comcast Corp.	3.300	2/1/2027	89,822
				183,437

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Par Value		Coupon Rate (%)	Maturity	Fair Value

	MULTI-NATIONAL - 8.0%
$96,000	Asian Development Bank	2.375	8/10/2027	$91,360
100,000	Asian Development Bank	2.625	1/12/2027	97,347
105,000	Asian Development Bank	2.750	3/17/2023	104,623
5,000	Council Of Europe Development Bank	1.500	5/17/2019	4,959
6,000	Council Of Europe Development Bank	1.625	3/16/2021	5,827
99,000	Council Of Europe Development Bank	1.875	1/27/2020	97,926
40,000	European Investment Bank	2.250	3/15/2022	39,185
101,000	Inter-American Development Bank	2.125	1/18/2022	99,079
50,000	International Bank for Reconstruction & Development	1.375	5/24/2021	48,137
100,000	International Bank for Reconstruction & Development	1.625	3/9/2021	97,262
100,000	International Bank for Reconstruction & Development	1.750	4/19/2023	95,224
				780,929
	OIL & GAS - 5.9%
100,000	BP Capital Markets PLC	1.676	5/3/2019	99,143
20,000	BP Capital Markets PLC	2.315	2/13/2020	19,842
97,000	BP Capital Markets PLC	3.062	3/17/2022	96,701
100,000	BP Capital Markets PLC	3.224	4/14/2024	98,560
96,000	BP Capital Markets PLC	3.506	3/17/2025	95,933
88,000	ConocoPhillips Co	4.950	3/15/2026	95,134
67,000	Marathon Oil Corp	3.850	6/1/2025	66,236
				571,549
	PHARMACEUTICALS - 4.9%
100,000	AbbVie Inc	2.850	5/14/2023	97,017
98,000	Allergan Funding SCS	3.000	3/12/2020	97,569
45,000	Allergan Funding SCS	3.800	3/15/2025	43,847
60,000	Bristol-Myers Squibb Co	3.250	2/27/2027	58,457
85,000	CVS Health Corp	2.875	6/1/2026	78,060
100,000	CVS Health Corp	3.500	7/20/2022	99,750
				474,700
	PIPELINES - 2.9%
95,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp	4.250	12/1/2027	92,464
90,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp	5.500	10/15/2019	92,426
82,000	ONEOK Inc	7.500	9/1/2023	95,447
				280,337
	REAL ESTATE - 1.0%
92,000	CBRE Services, Inc.	4.875	3/1/2026	95,965

	REITS - 1.9%
95,000	HCP Inc	4.000	12/1/2022	95,870
95,000	Simon Property Group LP	2.500	7/15/2021	93,120
				188,990
	SEMICONDUCTORS - 4.9%
100,000	Intel Corp	2.450	7/29/2020	99,529
98,000	Intel Corp	3.100	7/29/2022	98,534
98,000	Lam Research Corp	2.750	3/15/2020	97,736
95,000	Lam Research Corp	2.800	6/15/2021	94,035
90,000	Lam Research Corp	3.800	3/15/2025	90,183
				480,017
	SOFTWARE - 1.9%
95,000	Citrix Systems Inc	4.500	12/1/2027	92,916
100,000	Oracle Corp	2.400	9/15/2023	95,927
				188,843
	SOVEREIGN - 0.5%
45,000	Export Development Canada	2.500	1/24/2023	44,321

	TELECOMMUNICATIONS - 5.8%
95,000	AT&T Inc	4.600	2/15/2021	98,009
92,000	AT&T Inc	5.000	3/1/2021	96,139
75,000	AT&T Inc	5.200	3/15/2020	77,873
93,000	AT&T Inc	5.875	10/1/2019	96,628
100,000	Cisco Systems Inc	2.450	6/15/2020	99,613
95,000	Cisco Systems Inc	3.000	6/15/2022	94,931
				563,193

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Par Value		Coupon Rate (%)	Maturity	Fair Value

	TRANSPORTATION - 1.0%
$100,000	United Parcel Service Inc	2.500	4/1/2023	$96,920

	TOTAL BONDS (Cost $9,932,960)			9,563,710

	TOTAL INVESTMENTS (Cost $9,745,229) (b) - 98.4%			$9,563,710
	OTHER ASSETS LESS LIABILITIES - 1.6%			156,199
	NET ASSETS - 100.0%			$9,719,909

LLC - Limited Liability Company
PLC - Public Limited Company
# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At May 31, 2018, these securities amounted to $94,590 or 0.97% of net assets.
(a) Variable rate, rate shown represents the rate shown at May 31, 2018
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $9,745,229 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:			$675
		Unrealized depreciation:		(182,194)
		Net unrealized depreciation		$(181,519)

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2018 for the Fund's assets and liabilities measured at fair value:

			Level 3
		Level 2	(Other Significant
	Level 1	(Other Significant	Unobservable
Assets *	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Bonds	$ -	$9,563,710	$ -	$9,563,710
Total	$ -	$9,563,710	$ -	$9,563,710

* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 7/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 7/25/18

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 7/25/18